Pensions and other post retirement benefits - Actuarial assumptions (Details) - year	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
UK | Pensions
Disclosure of defined benefit plans [line items]
Discount rate – past service	2.35%	2.40%	2.60%
Discount rate – future service	2.35%	2.45%	2.65%
Salary increases	2.90%	3.50%	3.40%
Rate of increase in RPI – past service	2.65%	3.25%	3.15%
Rate of increase in RPI – future service	2.45%	3.20%	3.10%
Assumed life expectations for a retiree age 65 today: Males	22.1	22.0	22.3
Assumed life expectations for a retiree age 65 today: Females	23.8	23.6	23.9
Assumed life expectations for a retiree age 65 today: In 20 years: Males	23.3	23.3	23.7
Assumed life expectations for a retiree age 65 today: In 20 years: Females	25.3	25.2	25.5
US | Pensions
Disclosure of defined benefit plans [line items]
Salary increases	3.50%	3.50%	3.50%
Discount rate	3.30%	3.95%	4.00%
Assumed life expectations for a retiree age 65 today: Males	20.9	22.1	22.0
Assumed life expectations for a retiree age 65 today: Females	23.4	24.2	24.2
Assumed life expectations for a retiree age 65 today: In 20 years: Males	22.5	23.7	23.6
Assumed life expectations for a retiree age 65 today: In 20 years: Females	25.1	25.9	25.8
US | Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Salary increases	3.50%	3.50%	3.50%
Discount rate	3.30%	3.95%	4.00%
Initial healthcare cost trend rate	7.00%	7.25%	7.50%
Ultimate healthcare cost trend rate	4.50%	4.50%	4.50%